PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

Voya Global Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 20.6%
Australia : 0.2%
30,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2030 $ 29,321
0.0
33,000  BHP Billiton Finance
USA Ltd., 5.250%,
09/08/2033 31,873
0.0
9,000  BHP Billiton Finance
USA Ltd., 5.500%,
09/08/2053 8,622
0.0
37,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 34,532
0.1
25,000
(1)
CSL Finance PLC,
4.750%,
04/27/2052 21,182
0.0
11,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 9,155
0.0
13,000  Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 12,494
0.0
37,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 33,774
0.1
180,953
0.2
Bermuda : 0.1%
133,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 100,676
0.1
Canada : 0.6%
116,000
(2)
Bank of Nova Scotia,
4.588%,
05/04/2037 96,761
0.1
26,000  Bank of Nova Scotia,
4.850%,
02/01/2030 24,500
0.0
70,000  Bell Telephone Co.
of Canada or Bell
Canada, 5.100%,
05/11/2033 65,485
0.1
61,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 37,168
0.1
35,000  Canadian Imperial
Bank of Commerce,
6.092%,
10/03/2033 34,787
0.0
23,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 19,786
0.0
33,000  Enbridge, Inc.,
5.700%,
03/08/2033 31,633
0.0
31,000
(2)(3)
Enbridge, Inc.,
7.375%,
01/15/2083 29,558
0.0
31,000
(2)
Enbridge, Inc.,
7.625%,
01/15/2083 29,678
0.0
8,000
(2)
Enbridge, Inc.,
8.500%,
01/15/2084 7,942
0.0
177,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 162,317
0.2
42,000
(1)
Intact Financial Corp.,
5.459%,
09/22/2032 39,849
0.1
5,000  Nutrien Ltd., 5.800%,
03/27/2053 4,604
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
4,000  Nutrien Ltd., 5.875%,
12/01/2036 $ 3,802
0.0
15,000  Nutrien Ltd., 5.950%,
11/07/2025 15,021
0.0
29,000  Royal Bank of
Canada, 5.200%,
08/01/2028 28,239
0.0
29,000
(3)
Toronto-Dominion
Bank, 5.523%,
07/17/2028 28,640
0.0
659,770
0.6
China : 0.0%
19,000  NXP BV / NXP
Funding LLC / NXP
USA, Inc., 3.250%,
11/30/2051 11,511
0.0
Denmark : 0.0%
24,000
(1)
AP Moller - Maersk
A/S, 5.875%,
09/14/2033 23,335
0.0
Germany : 0.0%
28,000
(1)
BMW US Capital LLC,
5.150%,
08/11/2033 26,675
0.0
Luxembourg : 0.0%
10,000  Schlumberger
Investment SA,
4.850%,
05/15/2033 9,451
0.0
Norway : 0.0%
41,000  Equinor ASA, 3.125%,
04/06/2030 36,307
0.0
Singapore : 0.2%
26,000  Pfizer Investment
Enterprises Pte Ltd.,
4.650%,
05/19/2030 24,923
0.0
102,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 96,459
0.1
8,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 7,352
0.0
25,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 23,247
0.0
79,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 72,231
0.1
224,212
0.2
South Africa : 0.1%
1,000,000  Transnet SOC Ltd.
TN23, 10.800%,
11/06/2023 52,747
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United Kingdom : 0.3%
200,000
(1)
LSEGA Financing
PLC, 3.200%,
04/06/2041 $ 139,417
0.1
200,000
(1)
Reckitt Benckiser
Treasury Services
PLC, 3.000%,
06/26/2027 184,077
0.2
9,000  Reynolds American,
Inc., 5.850%,
08/15/2045 7,464
0.0
16,000  Vodafone Group PLC,
5.750%,
02/10/2063 14,047
0.0
345,005
0.3
United States : 19.1%
154,000  AbbVie, Inc., 3.800%,
03/15/2025 149,740
0.2
53,000  AbbVie, Inc., 4.050%,
11/21/2039 43,387
0.1
2,000  AbbVie, Inc., 4.300%,
05/14/2036 1,756
0.0
59,000  Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 53,062
0.1
73,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 59,554
0.1
153,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 146,417
0.1
60,000  AES Corp., 2.450%,
01/15/2031 46,195
0.1
33,000  AES Corp., 5.450%,
06/01/2028 31,881
0.0
5,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 3,181
0.0
5,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 4,180
0.0
48,000  Alleghany Corp.,
3.250%,
08/15/2051 31,194
0.0
20,000  Amazon.com, Inc.,
3.150%,
08/22/2027 18,615
0.0
11,000  Amazon.com, Inc.,
4.100%,
04/13/2062 8,383
0.0
14,000  Amazon.com, Inc.,
4.550%,
12/01/2027 13,717
0.0
177,919  American Airlines
Pass Through Trust
2021-1, A, 2.875%,
01/11/2036 147,229
0.1
33,000  American Electric
Power Co., Inc.,
3.250%,
03/01/2050 20,316
0.0
22,000
(2)
American Electric
Power Co., Inc.,
3.875%,
02/15/2062 18,014
0.0
23,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 22,282
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
18,000
(2)
American Express
Co., 4.990%,
05/01/2026 $ 17,690
0.0
34,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 28,157
0.0
43,000  American Honda
Finance Corp.,
4.700%,
01/12/2028 41,809
0.1
30,000  American Honda
Finance Corp.,
5.125%,
07/07/2028 29,551
0.0
25,000  American International
Group, Inc., 3.400%,
06/30/2030 21,458
0.0
181,000  American International
Group, Inc., 4.750%,
04/01/2048 149,042
0.2
72,000  American International
Group, Inc., 5.125%,
03/27/2033 67,056
0.1
205,000  American Tower Corp.,
2.750%,
01/15/2027 185,369
0.2
29,000  American Tower Corp.,
3.650%,
03/15/2027 26,892
0.0
40,000
(1)
American
Transmission
Systems, Inc.,
2.650%,
01/15/2032 31,658
0.0
15,000  Amgen, Inc., 2.770%,
09/01/2053 8,374
0.0
43,000  Amgen, Inc., 4.400%,
02/22/2062 31,896
0.0
37,000  Amgen, Inc., 5.250%,
03/02/2033 35,387
0.0
80,000  Amgen, Inc., 5.600%,
03/02/2043 74,424
0.1
61,000  Amgen, Inc., 5.650%,
03/02/2053 57,134
0.1
31,000  Amgen, Inc., 5.750%,
03/02/2063 28,623
0.0
25,000  Apple, Inc., 2.850%,
08/05/2061 14,780
0.0
12,000  Apple, Inc., 4.100%,
08/08/2062 9,241
0.0
38,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 34,859
0.0
108,000  AT&T, Inc., 3.650%,
09/15/2059 65,781
0.1
13,000
(3)
AT&T, Inc., 5.400%,
02/15/2034 12,172
0.0
31,000  Avnet, Inc., 5.500%,
06/01/2032 28,542
0.0
26,000  Avnet, Inc., 6.250%,
03/15/2028 25,949
0.0
153,000
(2)
Bank of America
Corp., 1.734%,
07/22/2027 135,624
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
118,000
(2)
Bank of America
Corp., 2.299%,
07/21/2032 $ 89,469
0.1
58,000
(2)
Bank of America
Corp., 2.482%,
09/21/2036 42,244
0.1
72,000
(2)
Bank of America
Corp., 2.572%,
10/20/2032 55,361
0.1
226,000
(2)
Bank of America
Corp., 2.687%,
04/22/2032 177,727
0.2
39,000
(2)
Bank of America
Corp., 3.419%,
12/20/2028 34,999
0.0
97,000
(2)
Bank of America
Corp., 3.846%,
03/08/2037 78,969
0.1
87,000
(2)
Bank of America
Corp., 4.571%,
04/27/2033 77,285
0.1
32,000
(2)
Bank of America
Corp., 5.202%,
04/25/2029 30,840
0.0
102,000
(2)
Bank of America
Corp., 5.288%,
04/25/2034 94,969
0.1
406,000
(2)
Bank of America
Corp., 5.872%,
09/15/2034 395,324
0.4
40,000
(2)
Bank of America
Corp., 3.593%,
07/21/2028 36,548
0.0
43,000
(2)
Bank of America
Corp., 2.087%,
06/14/2029 36,012
0.0
124,000
(2)
Bank of America Corp.
N, 2.651%,
03/11/2032 97,652
0.1
118,000
(2)
Bank of America
Corp. RR, 4.375%,
12/31/2199 99,185
0.1
26,000
(3)
BAT Capital Corp.,
6.421%,
08/02/2033 25,292
0.0
28,000  BAT Capital Corp.,
7.079%,
08/02/2043 26,880
0.0
39,000  BAT Capital Corp.,
7.081%,
08/02/2053 36,878
0.0
42,000  Becton Dickinson
& Co., 4.693%,
02/13/2028 40,737
0.1
230,000  Berry Global, Inc.,
1.650%,
01/15/2027 197,938
0.2
29,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 21,174
0.0
223,000  Boeing Co., 3.625%,
02/01/2031 192,760
0.2
66,000  Boeing Co., 5.150%,
05/01/2030 63,083
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
8,000  Boeing Co., 5.805%,
05/01/2050 $ 7,251
0.0
16,000  Boeing Co., 5.930%,
05/01/2060 14,386
0.0
43,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 26,300
0.0
17,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 15,969
0.0
75,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 53,879
0.1
85,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 73,307
0.1
10,000  Burlington Northern
Santa Fe LLC,
3.900%,
08/01/2046 7,530
0.0
4,000  Burlington Northern
Santa Fe LLC,
4.050%,
06/15/2048 3,094
0.0
43,000  Burlington Northern
Santa Fe LLC,
5.200%,
04/15/2054 39,455
0.0
32,000
(2)
Capital One Financial
Corp., 6.377%,
06/08/2034 30,225
0.0
20,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 15,458
0.0
20,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 16,384
0.0
51,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 39,751
0.0
23,000
(3)
CBRE Services, Inc.,
5.950%,
08/15/2034 21,722
0.0
10,000  Centene Corp.,
2.450%,
07/15/2028 8,457
0.0
115,000  Centene Corp.,
3.000%,
10/15/2030 92,900
0.1
28,000  CenterPoint Energy,
Inc., 4.250%,
11/01/2028 25,789
0.0
142,000
(2)
Charles Schwab
Corp., 6.136%,
08/24/2034 138,209
0.1
19,000
(2)
Charles Schwab
Corp. H, 4.000%,
12/31/2199 13,430
0.0
36,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 29,376
0.0
27,000
(1)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 26,074
0.0
27,000  Chubb INA Holdings,
Inc., 2.850%,
12/15/2051 16,749
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
11,000  Chubb INA Holdings,
Inc., 3.050%,
12/15/2061 $ 6,600
0.0
20,000
(3)
Cigna Group, 5.400%,
03/15/2033 19,408
0.0
42,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 32,656
0.0
71,000
(2)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 59,510
0.1
265,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 240,365
0.2
47,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 46,216
0.1
30,000
(3)
Comcast Corp.,
1.950%,
01/15/2031 23,467
0.0
99,000  Comcast Corp.,
4.250%,
01/15/2033 89,097
0.1
29,000  Comcast Corp.,
5.350%,
11/15/2027 28,998
0.0
64,000  Comcast Corp.,
5.500%,
05/15/2064 58,300
0.1
72,000  Comcast Corp.,
5.650%,
06/15/2035 71,188
0.1
33,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 30,202
0.0
38,000  ConocoPhillips Co.,
5.550%,
03/15/2054 36,146
0.0
39,000  ConocoPhillips Co.,
5.700%,
09/15/2063 37,206
0.0
13,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 13,046
0.0
44,000  Consumers Energy
Co., 4.900%,
02/15/2029 43,046
0.1
88,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 74,147
0.1
30,000
(1)
Corebridge Financial,
Inc., 6.050%,
09/15/2033 29,185
0.0
62,000
(2)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 59,533
0.1
20,000  Crown Castle, Inc.,
2.900%,
03/15/2027 18,157
0.0
12,000  Crown Castle, Inc.,
4.800%,
09/01/2028 11,401
0.0
50,000  CSX Corp., 4.500%,
08/01/2054 40,325
0.1
2,000  CVS Health Corp.,
5.050%,
03/25/2048 1,663
0.0
8,000  CVS Health Corp.,
5.300%,
06/01/2033 7,582
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
24,000  CVS Health Corp.,
6.000%,
06/01/2063 $ 22,063
0.0
47,000  Deere & Co., 3.100%,
04/15/2030 41,363
0.1
164,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 164,667
0.2
55,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 39,117
0.0
10,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 9,550
0.0
35,000  Discovery
Communications LLC,
5.300%,
05/15/2049 26,838
0.0
23,000  Dollar General Corp.,
3.500%,
04/03/2030 19,667
0.0
17,000
(3)
Dollar General Corp.,
5.450%,
07/05/2033 15,713
0.0
57,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 54,483
0.1
43,000
(2)
Dominion Energy, Inc.
B, 4.650%,
12/31/2199 39,576
0.0
78,000
(2)
Dominion Energy,
Inc. C, 4.350%,
12/31/2199 67,736
0.1
63,000  DTE Electric Co.,
4.300%,
07/01/2044 50,677
0.1
2,000  Duke Energy
Carolinas LLC,
3.750%,
06/01/2045 1,440
0.0
2,000  Duke Energy
Carolinas LLC,
3.875%,
03/15/2046 1,460
0.0
2,000  Duke Energy
Carolinas LLC,
4.250%,
12/15/2041 1,604
0.0
11,000  Duke Energy
Carolinas LLC,
5.350%,
01/15/2053 10,080
0.0
40,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 31,653
0.0
21,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 20,654
0.0
20,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 18,334
0.0
2,000  Duke Energy Ohio,
Inc., 3.700%,
06/15/2046 1,393
0.0
12,000  Duke Energy Ohio,
Inc., 5.250%,
04/01/2033 11,599
0.0
9,000  Duke Energy Ohio,
Inc., 5.650%,
04/01/2053 8,509
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
7,000  Duke Energy Progress
LLC, 4.000%,
04/01/2052 $ 5,113
0.0
2,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 1,547
0.0
16,000  Ecolab, Inc., 2.750%,
08/18/2055 9,076
0.0
18,000  Elevance Health, Inc.,
4.900%,
02/08/2026 17,662
0.0
104,000  Energy Transfer L.P.,
4.250%,
04/01/2024 103,079
0.1
1,026,000  Energy Transfer L.P.,
4.900%,
02/01/2024 1,022,292
1.0
24,000  Energy Transfer L.P.,
5.300%,
04/15/2047 19,527
0.0
77,000  Energy Transfer L.P.,
5.400%,
10/01/2047 63,606
0.1
28,000  Energy Transfer L.P.,
5.750%,
02/15/2033 26,946
0.0
280,000  Energy Transfer L.P.
/ Regency Energy
Finance Corp.,
4.500%,
11/01/2023 279,583
0.3
4,000  Entergy Arkansas
LLC, 3.350%,
06/15/2052 2,565
0.0
10,000  Entergy Arkansas
LLC, 4.200%,
04/01/2049 7,501
0.0
14,000  Entergy Arkansas
LLC, 5.150%,
01/15/2033 13,456
0.0
100,000  Entergy Louisiana
LLC, 4.200%,
04/01/2050 75,664
0.1
33,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 31,053
0.0
11,000  Entergy Texas, Inc.,
5.800%,
09/01/2053 10,544
0.0
24,000
(1)
ERAC USA Finance
LLC, 5.400%,
05/01/2053 22,197
0.0
100,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 82,469
0.1
21,000
(3)
Estee Lauder
Cos., Inc., 4.650%,
05/15/2033 19,600
0.0
34,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 21,815
0.0
42,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 32,688
0.0
38,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 35,715
0.0
51,000  Eversource Energy,
2.900%,
03/01/2027 46,607
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
20,000  Eversource Energy,
5.125%,
05/15/2033 $ 18,618
0.0
30,000  Eversource Energy,
5.450%,
03/01/2028 29,674
0.0
48,000  Eversource Energy U,
1.400%,
08/15/2026 42,585
0.1
49,000  Exelon Corp., 5.150%,
03/15/2028 48,120
0.1
49,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 37,078
0.0
43,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 31,416
0.0
44,000  Exxon Mobil Corp.,
3.095%,
08/16/2049 29,179
0.0
57,000  Exxon Mobil Corp.,
3.452%,
04/15/2051 39,934
0.1
45,000
(3)
FedEx Corp., 5.250%,
05/15/2050 39,682
0.0
79,000
(2)
Fifth Third Bancorp,
6.339%,
07/27/2029 78,084
0.1
250,000  First Horizon Bank,
5.750%,
05/01/2030 223,911
0.2
40,000  Fiserv, Inc., 5.625%,
08/21/2033 38,773
0.0
3,000  Florida Power &
Light Co., 2.875%,
12/04/2051 1,820
0.0
21,000  Florida Power &
Light Co., 4.625%,
05/15/2030 20,052
0.0
15,000  Florida Power &
Light Co., 4.800%,
05/15/2033 14,193
0.0
15,000  FMC Corp., 5.150%,
05/18/2026 14,579
0.0
24,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 23,135
0.0
90,000
(3)
General Mills, Inc.,
2.875%,
04/15/2030 76,125
0.1
202,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 197,412
0.2
19,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 18,212
0.0
18,000  Georgia Power Co.,
4.650%,
05/16/2028 17,378
0.0
24,000  Gilead Sciences, Inc.,
5.550%,
10/15/2053 23,092
0.0
27,000  HCA, Inc., 2.375%,
07/15/2031 20,684
0.0
18,000  HCA, Inc., 3.125%,
03/15/2027 16,361
0.0
11,000  HCA, Inc., 3.500%,
09/01/2030 9,310
0.0
118,000  HCA, Inc., 4.125%,
06/15/2029 106,878
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
24,000  HCA, Inc., 4.375%,
03/15/2042 $ 18,384
0.0
11,000  HCA, Inc., 5.900%,
06/01/2053 9,918
0.0
115,000  Healthpeak OP LLC,
3.000%,
01/15/2030 97,274
0.1
44,000  Healthpeak OP LLC,
5.250%,
12/15/2032 40,969
0.1
49,000  HEICO Corp., 5.250%,
08/01/2028 47,837
0.1
22,000  HP, Inc., 2.650%,
06/17/2031 17,203
0.0
25,000
(2)
Huntington
Bancshares, Inc.,
2.487%,
08/15/2036 17,638
0.0
30,000
(2)
Huntington
Bancshares, Inc.,
6.208%,
08/21/2029 29,364
0.0
35,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 34,239
0.0
35,000  Idaho Power Co.,
5.800%,
04/01/2054 33,599
0.0
27,000  Intel Corp., 3.750%,
08/05/2027 25,482
0.0
37,000  Intel Corp., 5.125%,
02/10/2030 36,326
0.0
29,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 23,252
0.0
25,000  International Business
Machines Corp.,
4.150%,
07/27/2027 23,873
0.0
21,000  Interstate Power and
Light Co., 3.100%,
11/30/2051 12,400
0.0
65,000  Intuit, Inc., 5.125%,
09/15/2028 64,330
0.1
54,000  Intuit, Inc., 5.200%,
09/15/2033 52,613
0.1
51,000  Intuit, Inc., 5.500%,
09/15/2053 48,968
0.1
21,000  Invitation Homes
Operating Parternship
L.P., 5.450%,
08/15/2030 20,015
0.0
11,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 10,279
0.0
80,000  John Deere Capital
Corp., 4.700%,
06/10/2030 76,969
0.1
81,000  Johnson & Johnson,
3.625%,
03/03/2037 68,325
0.1
135,000
(2)
JPMorgan Chase
& Co., 1.470%,
09/22/2027 118,315
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
58,000
(2)
JPMorgan Chase
& Co., 1.578%,
04/22/2027 $ 51,775
0.1
8,000
(2)
JPMorgan Chase
& Co., 1.953%,
02/04/2032 6,071
0.0
44,000
(2)
JPMorgan Chase
& Co., 2.069%,
06/01/2029 37,099
0.0
24,000
(2)
JPMorgan Chase
& Co., 2.595%,
02/24/2026 22,856
0.0
78,000
(2)
JPMorgan Chase
& Co., 2.947%,
02/24/2028 70,795
0.1
565,000  JPMorgan Chase
& Co., 2.950%,
10/01/2026 523,429
0.5
510,000
(2)(3)
JPMorgan Chase
& Co. R, 8.934%,
(TSFR3M + 3.562%),
12/31/2199 513,005
0.5
14,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 13,695
0.0
50,000
(1)
Kenvue, Inc., 4.900%,
03/22/2033 47,813
0.1
21,000
(1)
Kenvue, Inc., 5.050%,
03/22/2028 20,735
0.0
21,000
(1)
Kenvue, Inc., 5.050%,
03/22/2053 19,095
0.0
31,000
(1)
Kenvue, Inc., 5.200%,
03/22/2063 27,997
0.0
18,000  KeyCorp, 2.550%,
10/01/2029 14,053
0.0
71,000
(2)
KeyCorp, 4.789%,
06/01/2033 59,224
0.1
222,000  Kinder Morgan Energy
Partners L.P., 4.250%,
09/01/2024 218,453
0.2
27,000  Kinder Morgan, Inc.,
4.800%,
02/01/2033 24,359
0.0
24,000  KLA Corp., 5.250%,
07/15/2062 21,579
0.0
34,000  Lennox International,
Inc., 5.500%,
09/15/2028 33,385
0.0
21,000
(1)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 13,212
0.0
31,000  Lockheed Martin
Corp., 5.200%,
02/15/2055 28,843
0.0
20,000  Lockheed Martin
Corp., 5.250%,
01/15/2033 19,771
0.0
14,000  Lockheed Martin
Corp., 5.900%,
11/15/2063 14,291
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
14,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 $ 13,729
0.0
20,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 18,675
0.0
15,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 13,822
0.0
7,000  LYB International
Finance III LLC,
3.625%,
04/01/2051 4,467
0.0
41,000  Marsh & McLennan
Cos., Inc., 5.400%,
09/15/2033 39,943
0.1
54,000  Marsh & McLennan
Cos., Inc., 5.700%,
09/15/2053 52,235
0.1
23,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 22,799
0.0
20,000  McDonald's Corp.,
5.450%,
08/14/2053 18,831
0.0
32,000  McKesson Corp.,
5.250%,
02/15/2026 31,652
0.0
24,000  Medtronic Global
Holdings SCA,
4.500%,
03/30/2033 22,372
0.0
10,000  Merck & Co., Inc.,
4.500%,
05/17/2033 9,363
0.0
22,000  Merck & Co., Inc.,
4.900%,
05/17/2044 20,089
0.0
28,000  Merck & Co., Inc.,
5.000%,
05/17/2053 25,487
0.0
28,000  Merck & Co., Inc.,
5.150%,
05/17/2063 25,559
0.0
24,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 22,646
0.0
54,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 42,782
0.1
9,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 7,170
0.0
76,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 71,725
0.1
380,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 364,496
0.3
30,000  MidAmerican
Energy Co., 5.850%,
09/15/2054 29,610
0.0
130,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 100,760
0.1
19,000
(3)
Mohawk Industries,
Inc., 5.850%,
09/18/2028 18,869
0.0
14,000  Molson Coors
Beverage Co.,
4.200%,
07/15/2046 10,542
0.0
41,000  Mondelez
International, Inc.,
2.750%,
04/13/2030 34,522
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
33,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 $ 32,426
0.0
494,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 439,809
0.4
21,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 19,170
0.0
101,000
(2)
Morgan Stanley,
5.297%,
04/20/2037 90,053
0.1
191,000
(2)
Morgan Stanley,
5.948%,
01/19/2038 178,663
0.2
16,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 16,129
0.0
162,000
(2)
Morgan Stanley,
6.342%,
10/18/2033 163,009
0.2
74,000
(2)
Morgan Stanley,
0.791%,
01/22/2025 72,576
0.1
46,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 40,660
0.1
150,000
(2)
Morgan Stanley,
1.164%,
10/21/2025 141,639
0.1
47,000
(2)
Morgan Stanley,
2.720%,
07/22/2025 45,625
0.1
293,000  Morgan Stanley,
3.125%,
07/27/2026 272,271
0.3
40,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 38,499
0.0
142,000
(2)
Morgan Stanley,
5.250%,
04/21/2034 131,933
0.1
130,000
(2)
Morgan Stanley,
5.424%,
07/21/2034 122,684
0.1
267,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 249,022
0.2
40,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 35,658
0.0
26,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 25,991
0.0
17,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 17,274
0.0
13,000
(3)
Nevada Power Co.,
6.000%,
03/15/2054 12,711
0.0
39,000  NextEra Energy
Capital Holdings, Inc.,
4.255%,
09/01/2024 38,383
0.0
51,000  NextEra Energy
Capital Holdings, Inc.,
5.250%,
02/28/2053 44,242
0.1
44,000  NextEra Energy
Capital Holdings, Inc.,
6.051%,
03/01/2025 44,082
0.1
16,000  Nordson Corp.,
5.600%,
09/15/2028 15,857
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
16,000  Nordson Corp.,
5.800%,
09/15/2033 $ 15,641
0.0
20,000  Norfolk Southern
Corp., 5.050%,
08/01/2030 19,284
0.0
71,000  Northern States
Power Co., 3.600%,
09/15/2047 50,134
0.1
31,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 27,381
0.0
34,000  Northern Trust Corp.,
6.125%,
11/02/2032 33,595
0.0
22,000  Nucor Corp., 4.300%,
05/23/2027 21,133
0.0
7,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 6,886
0.0
15,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 15,936
0.0
222,000  Oracle Corp., 2.800%,
04/01/2027 201,658
0.2
64,000  Oracle Corp., 3.800%,
11/15/2037 48,857
0.1
31,000  Oracle Corp., 6.150%,
11/09/2029 31,485
0.0
46,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 42,987
0.1
91,000
(3)
O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 86,963
0.1
33,000  Otis Worldwide Corp.,
5.250%,
08/16/2028 32,461
0.0
13,000  Ovintiv, Inc., 5.650%,
05/15/2028 12,724
0.0
17,000  Ovintiv, Inc., 6.250%,
07/15/2033 16,452
0.0
15,000  Ovintiv, Inc., 7.100%,
07/15/2053 14,888
0.0
15,000  Pacific Gas and
Electric Co., 4.250%,
03/15/2046 9,946
0.0
12,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 8,139
0.0
19,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 13,602
0.0
20,000  Pacific Gas and
Electric Co., 6.750%,
01/15/2053 18,773
0.0
48,000  PacifiCorp, 5.350%,
12/01/2053 39,950
0.1
34,000  PacifiCorp, 5.500%,
05/15/2054 28,916
0.0
72,000  Paramount Global,
4.375%,
03/15/2043 46,615
0.1
44,000  Paramount Global,
4.950%,
01/15/2031 37,801
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
31,000
(3)
Paramount Global,
4.950%,
05/19/2050 $ 21,019
0.0
4,000  Paramount Global,
5.250%,
04/01/2044 2,798
0.0
21,000  Paramount Global,
5.850%,
09/01/2043 16,349
0.0
109,000
(2)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 92,608
0.1
5,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 4,338
0.0
3,000
(3)
PayPal Holdings, Inc.,
4.400%,
06/01/2032 2,775
0.0
44,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 39,101
0.0
25,000  PECO Energy Co.,
4.900%,
06/15/2033 23,807
0.0
24,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 23,562
0.0
70,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 69,039
0.1
63,000  Phillips 66, 3.850%,
04/09/2025 61,303
0.1
21,000
(2)
PNC Financial
Services Group,
Inc. U, 6.000%,
12/31/2199 18,467
0.0
120,000
(2)
PNC Financial
Services Group,
Inc. W, 6.250%,
12/31/2199 103,166
0.1
18,000  Prologis L.P., 2.250%,
01/15/2032 13,960
0.0
5,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 4,517
0.0
29,000  Public Service Electric
and Gas Co., 5.200%,
08/01/2033 28,353
0.0
23,000  Public Service Electric
and Gas Co., 5.450%,
08/01/2053 21,968
0.0
3,000  Public Service Electric
and Gas Co., 3.800%,
03/01/2046 2,228
0.0
72,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 55,887
0.1
34,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 21,604
0.0
59,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 59,903
0.1
91,000  Raytheon
Technologies Corp.,
4.500%,
06/01/2042 74,549
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
15,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 $ 11,196
0.0
23,000  Ross Stores, Inc.,
4.700%,
04/15/2027 22,156
0.0
150,000  Royalty Pharma PLC,
1.200%,
09/02/2025 136,395
0.1
143,000  Royalty Pharma PLC,
1.750%,
09/02/2027 122,090
0.1
37,000  Ryder System, Inc.,
5.250%,
06/01/2028 36,042
0.0
13,000  S&P Global, Inc.,
1.250%,
08/15/2030 9,934
0.0
48,000  S&P Global, Inc.,
2.700%,
03/01/2029 42,002
0.1
16,000
(1)
S&P Global, Inc.,
5.250%,
09/15/2033 15,605
0.0
32,000  San Diego Gas &
Electric Co., 4.950%,
08/15/2028 31,177
0.0
23,000  Schlumberger
Investment SA,
2.650%,
06/26/2030 19,485
0.0
52,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 45,297
0.1
65,000
(2)
Sempra Energy,
4.125%,
04/01/2052 52,686
0.1
29,000  Sempra Energy,
5.500%,
08/01/2033 27,775
0.0
20,000  Southern California
Gas Co., 5.200%,
06/01/2033 18,942
0.0
36,000  Southern Co., 5.113%,
08/01/2027 35,307
0.0
19,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 17,958
0.0
48,000  Sprint Capital Corp.,
6.875%,
11/15/2028 49,602
0.1
100,000  Sprint Capital Corp.,
8.750%,
03/15/2032 115,773
0.1
23,000  Targa Resources
Corp., 4.950%,
04/15/2052 17,721
0.0
31,000  Targa Resources
Corp., 6.250%,
07/01/2052 28,515
0.0
6,000  Targa Resources
Corp., 6.500%,
02/15/2053 5,736
0.0
34,000  Target Corp., 4.800%,
01/15/2053 29,114
0.0
30,000  Texas Instruments,
Inc., 5.000%,
03/14/2053 27,210
0.0
68,000  Texas Instruments,
Inc., 5.050%,
05/18/2063 60,362
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
71,000  Thermo Fisher
Scientific, Inc.,
4.977%,
08/10/2030 $ 69,131
0.1
36,000  Thermo Fisher
Scientific, Inc.,
5.086%,
08/10/2033 34,823
0.0
19,000
(3)
Thermo Fisher
Scientific, Inc.,
5.404%,
08/10/2043 18,170
0.0
39,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 30,533
0.0
3,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 2,488
0.0
24,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 21,272
0.0
24,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 22,893
0.0
55,000  Toyota Motor Credit
Corp., 4.550%,
09/20/2027 53,529
0.1
38,000  Trane Technologies
Financing Ltd.,
5.250%,
03/03/2033 36,758
0.0
25,000
(2)
Truist Financial Corp.,
6.321%, (TSFR3M +
0.912%),
03/15/2028 22,777
0.0
29,000
(2)
Truist Financial Corp.,
4.916%,
07/28/2033 24,622
0.0
283,000
(2)
Truist Financial Corp.,
5.867%,
06/08/2034 266,566
0.3
27,000
(2)
Truist Financial
Corp. N, 4.800%,
12/31/2199 23,213
0.0
41,000
(2)
Truist Financial
Corp. Q, 5.100%,
12/31/2199 35,258
0.0
9,000  Union Pacific Corp.,
3.750%,
02/05/2070 6,038
0.0
25,000  Union Pacific Corp.,
3.799%,
10/01/2051 18,461
0.0
8,000  Union Pacific Corp.,
3.875%,
02/01/2055 5,785
0.0
21,000  Union Pacific Corp.,
3.950%,
08/15/2059 15,121
0.0
73,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 49,658
0.1
36,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 25,420
0.0
5,000  UnitedHealth Group,
Inc., 4.200%,
05/15/2032 4,565
0.0
21,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 18,806
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
33,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 $ 29,497
0.0
56,589  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 56,649
0.1
79,000
(2)
US Bancorp, 4.967%,
07/22/2033 68,817
0.1
200,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 187,423
0.2
12,000
(1)
Veralto Corp., 5.450%,
09/18/2033 11,615
0.0
16,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 12,064
0.0
14,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 11,155
0.0
151,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 112,944
0.1
55,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 47,729
0.1
72,000  Viatris, Inc., 2.700%,
06/22/2030 56,328
0.1
26,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 23,702
0.0
19,000  Virginia Electric and
Power Co., 5.700%,
08/15/2053 17,869
0.0
74,000  VMware, Inc., 1.400%,
08/15/2026 65,302
0.1
48,000  Walmart, Inc., 4.000%,
04/15/2030 45,119
0.1
71,000  Warnermedia
Holdings, Inc.,
3.755%,
03/15/2027 65,579
0.1
9,000  Warnermedia
Holdings, Inc.,
5.050%,
03/15/2042 6,966
0.0
34,000  Warnermedia
Holdings, Inc.,
5.141%,
03/15/2052 25,284
0.0
6,000  Warnermedia
Holdings, Inc.,
5.391%,
03/15/2062 4,436
0.0
20,000  Waste Management,
Inc., 4.625%,
02/15/2030 19,115
0.0
10,000  Waste Management,
Inc., 4.625%,
02/15/2033 9,321
0.0
45,000  Waste Management,
Inc., 4.875%,
02/15/2034 42,613
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
9,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 $ 8,873
0.0
13,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 12,791
0.0
312,000  Wells Fargo & Co.,
3.000%,
10/23/2026 286,678
0.3
163,000
(2)
Wells Fargo & Co.,
5.389%,
04/24/2034 152,452
0.2
42,000
(2)
Wells Fargo & Co.,
2.164%,
02/11/2026 39,662
0.0
47,000
(2)
Wells Fargo & Co.,
3.526%,
03/24/2028 43,187
0.1
50,000
(2)
Wells Fargo & Co.,
4.540%,
08/15/2026 48,575
0.1
168,000
(2)
Wells Fargo & Co.,
5.557%,
07/25/2034 159,168
0.2
6,000  Westlake Corp.,
3.125%,
08/15/2051 3,467
0.0
21,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 20,504
0.0
19,000  Willis North America,
Inc., 5.050%,
09/15/2048 15,267
0.0
20,727,046
19.1
Total Corporate
Bonds/Notes
(Cost $24,596,896)
22,397,688
20.6
SOVEREIGN BONDS : 17.8%
Australia : 0.2%
AUD
558,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 259,937
0.2
Brazil : 0.5%
BRL
650,000  Brazil Notas do
Tesouro Nacional
Serie B NTNB,
6.000
%,
08/15/2050 547,909
0.5
Canada : 0.8%
CAD
575,000  Canadian Government
Bond 0007,
2.000
%,
12/01/2051 290,190
0.3
571,000  Province of British
Columbia Canada,
4.200
%,
07/06/2033 535,278
0.5
825,468
0.8
China : 9.8%
CNY
1,780,000  China Government
Bond 1824,
4.080
%,
10/22/2048 288,171
0.2
CNY
29,640,000  China Government
Bond 1827,
3.250
%,
11/22/2028 4,207,977
3.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
China: (continued)
CNY
12,880,000  China Government
Bond 1906,
3.290
%,
05/23/2029 $ 1,835,504
1.7
CNY
6,880,000  China Government
Bond 1907,
3.250
%,
06/06/2026 966,422
0.9
CNY
13,660,000  China Government
Bond INBK,
2.850
%,
06/04/2027 1,895,766
1.7
CNY
4,500,000  China Government
Bond INBK,
2.880
%,
02/25/2033 625,884
0.6
CNY
1,270,000  China Government
Bond INBK,
3.320
%,
04/15/2052 182,737
0.2
CNY
4,120,000  China Government
Bond SH,
2.690
%,
08/15/2032 561,436
0.5
CNY
550,000  China Government
Bond SZ,
3.190
%,
04/15/2053 78,264
0.1
10,642,161
9.8
Czechia : 0.1%
CZK
3,950,000  Czech Republic
Government Bond
105,
2.750
%,
07/23/2029 154,175
0.1
Germany : 0.3%
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe,
0.500
%,
02/15/2028 28,822
0.0
EUR
200,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.250
%,
08/15/2048 148,231
0.2
EUR
120,000  Bundesrepublik
Deutschland
Bundesanleihe,
2.730
%,
08/15/2026 116,824
0.1
293,877
0.3
Indonesia : 0.4%
IDR
6,452,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 472,923
0.4
Italy : 0.4%
EUR
438,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 382,637
0.4
Malaysia : 1.5%
MYR
7,864,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 1,642,098
1.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Mexico : 1.0%
MXN
21,600,000
(3)
Mexican Bonos M,
7.750
%,
05/29/2031 $ 1,095,725
1.0
Poland : 0.1%
PLN
650,000
(3)
Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 162,845
0.1
South Africa : 0.8%
ZAR
21,275,000  Republic of South
Africa Government
Bond 2035,
8.875
%,
02/28/2035 886,782
0.8
Spain : 1.4%
EUR
870,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 824,996
0.8
EUR
908,000
(1)
Spain Government
Bond 30Y,
2.700
%,
10/31/2048 713,658
0.6
1,538,654
1.4
Thailand : 0.5%
THB
17,994,000  Thailand Government
Bond,
2.875
%,
12/17/2028 495,050
0.5
Total Sovereign Bonds
(Cost $21,370,611)
19,400,241
17.8
U.S. GOVERNMENT AGENCY OBLIGATIONS : 16.2%
Federal Home Loan Mortgage Corporation : 0.4%
(4)
296,242
(4)
3.500
%,
01/01/2048 259,876
0.3
26,414
(4)
4.000
%,
09/01/2045 23,985
0.0
27,055
(4)
4.000
%,
09/01/2045 24,541
0.0
42,124
(4)
4.000
%,
09/01/2045 38,515
0.0
57,663
(4)
4.000
%,
09/01/2045 52,687
0.1
45,233
(4)
4.000
%,
05/01/2046 41,210
0.0
2,265
(4)
5.000
%,
12/01/2034 2,187
0.0
6,785
(4)
6.000
%,
02/01/2034 6,780
0.0
1,091
(4)
6.500
%,
08/01/2032 1,121
0.0
1,955
(4)
6.500
%,
07/01/2034 1,968
0.0
4,989
(4)
6.500
%,
07/01/2034 5,028
0.0
457,898
0.4
Federal National Mortgage Association : 0.1%
(4)
34,987
(2)(4)
4.603
%, (US0012M +
1.779%),
10/01/2036 35,634
0.1
Government National Mortgage Association : 2.7%
1,767,461
2.500
%,
05/20/2051 1,448,401
1.3
1,767,000
(5)
3.000
%,
10/15/2053 1,497,809
1.4
14,902
5.000
%,
04/15/2034 14,469
0.0
5,985
6.500
%,
02/20/2035 6,038
0.0
2,966,717
2.7
Uniform Mortgage-Backed Securities : 13.0%
1,810,255
2.000
%,
02/01/2052 1,384,813
1.3

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities: (continued)
18,706
2.500
%,
06/01/2030 $ 17,067
0.0
24,811
2.500
%,
06/01/2030 22,637
0.0
10,333
2.500
%,
07/01/2030 9,427
0.0
5,401,000
(5)
2.500
%,
10/01/2053 4,287,668
4.0
591,000
(5)
3.000
%,
10/01/2053 488,752
0.5
1,818,000
(5)
3.500
%,
10/01/2053 1,563,622
1.4
29,276
4.000
%,
05/01/2045 26,751
0.0
551,679
4.000
%,
04/01/2049 498,920
0.5
1,112,000
(5)
4.500
%,
10/01/2053 1,021,042
1.0
1,531,255
5.000
%,
10/01/2052 1,446,708
1.3
363,000
(5)
5.000
%,
10/01/2053 342,496
0.3
1,210
5.500
%,
09/01/2024 1,205
0.0
2,967,000
(5)
5.500
%,
10/01/2053 2,867,443
2.6
28,544
6.000
%,
11/01/2034 29,040
0.0
47,837
6.000
%,
04/01/2035 48,668
0.1
16,531
6.500
%,
12/01/2029 16,641
0.0
7,677
6.500
%,
01/01/2034 7,728
0.0
45
7.000
%,
04/01/2033 44
0.0
6,794
7.500
%,
09/01/2032 7,023
0.0
14,810
7.500
%,
01/01/2033 15,091
0.0
14,102,786
13.0
Total U.S. Government
Agency Obligations
(Cost $18,514,485)
17,563,035
16.2
COLLATERALIZED MORTGAGE OBLIGATIONS : 12.7%
Mexico : 0.0%
25,098
(6)
Su Casita 2006-1U A,
6.100%,
09/25/2035 1,335
0.0
United States : 12.7%
127,498
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.228%,
05/25/2036 108,808
0.1
34,091
(2)
Alternative Loan Trust
2005-53T2 2A6,
5.934%, (TSFR1M +
0.614%),
11/25/2035 17,332
0.0
58,496  Alternative Loan
Trust 2006-13T1 A9,
6.000%,
05/25/2036 29,312
0.0
182,456  Banc of America
Funding Trust 2005-
1 1A1, 5.500%,
02/25/2035 162,553
0.2
16,933  CHL Mortgage Pass-
Through Trust 2005-
17 1A8, 5.500%,
09/25/2035 15,456
0.0
25,851  CHL Mortgage
Pass-Through Trust
2005-J4 A7, 5.500%,
11/25/2035 20,502
0.0
180,670  CHL Mortgage
Pass-Through Trust
2007-7 A7, 5.750%,
06/25/2037 90,013
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
28,364
(2)
Citigroup Mortgage
Loan Trust, Inc.
2005-2 1A3, 4.701%,
05/25/2035 $ 26,941
0.0
156,000  CitiMortgage
Alternative Loan Trust
Series 2006-A3 1A7,
6.000%,
07/25/2036 129,371
0.1
373,233
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 284,166
0.3
218,867
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 167,055
0.2
90,314
(1)(2)
Fannie Mae
Connecticut Avenue
Securities 2019-
R01 2M2, 7.879%,
(SOFR30A + 2.564%),
07/25/2031 90,670
0.1
771
(7)
Fannie Mae Interest
Strip 254 2, 7.500%,
01/25/2024 4
0.0
5,729
(7)
Fannie Mae Interest
Strip 294 2, 7.000%,
02/25/2028 579
0.0
68,527
(7)
Fannie Mae Interest
Strip 319 2, 6.500%,
02/25/2032 11,609
0.0
22,869
(7)
Fannie Mae Interest
Strip 328 2, 6.000%,
12/25/2032 3,750
0.0
10,808
(7)
Fannie Mae Interest
Strip 331 5, 6.000%,
02/25/2033 1,722
0.0
13,013
(7)
Fannie Mae Interest
Strip 332 2, 6.000%,
03/25/2033 2,201
0.0
10,367
(7)
Fannie Mae Interest
Strip 334 12, 6.000%,
03/25/2033 1,669
0.0
13,209
(7)
Fannie Mae Interest
Strip 338 2, 5.500%,
07/25/2033 2,160
0.0
5,648
(7)
Fannie Mae Interest
Strip 356 10, 5.500%,
06/25/2035 982
0.0
6,000
(7)
Fannie Mae Interest
Strip 364 15, 6.000%,
09/25/2035 963
0.0
195,830
(7)
Fannie Mae Interest
Strip 418 5, 3.500%,
08/25/2043 27,441
0.0
270,065
(2)(7)
Fannie Mae Interest
Strip 418 80, 3.500%,
08/25/2033 26,113
0.0
2,361  Fannie Mae REMIC
Trust 1999-14 MB,
6.500%,
04/25/2029 2,350
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
4,355  Fannie Mae REMIC
Trust 2001-80 ZB,
6.000%,
01/25/2032 $ 4,347
0.0
23,690
(2)(7)
Fannie Mae REMIC
Trust 2002-
12 SB, 2.321%,
(-1.000*SOFR30A +
7.636%),
07/25/2031 1,825
0.0
15,283
(2)(7)
Fannie Mae REMIC
Trust 2002-
2 SW, 2.321%,
(-1.000*SOFR30A +
7.636%),
02/25/2032 1,246
0.0
6,120  Fannie Mae REMIC
Trust 2002-21 PE,
6.500%,
04/25/2032 6,192
0.0
2,651
(2)
Fannie Mae REMIC
Trust 2002-29 F,
6.429%, (SOFR30A +
1.114%),
04/25/2032 2,675
0.0
6,397
(2)(7)
Fannie Mae REMIC
Trust 2002-
41 S, 2.521%,
(-1.000*SOFR30A +
7.836%),
07/25/2032 362
0.0
816
(2)
Fannie Mae REMIC
Trust 2002-64 FJ,
6.429%, (SOFR30A +
1.114%),
04/25/2032 821
0.0
1,834
(2)
Fannie Mae REMIC
Trust 2002-68 FH,
5.928%, (SOFR30A +
0.614%),
10/18/2032 1,819
0.0
274,690
(2)(7)
Fannie Mae REMIC
Trust 2002-
77 JS, 2.572%,
(-1.000*SOFR30A +
7.886%),
12/18/2032 23,772
0.0
7,299
(2)
Fannie Mae REMIC
Trust 2002-84 FB,
6.429%, (SOFR30A +
1.114%),
12/25/2032 7,365
0.0
7,298
(2)
Fannie Mae REMIC
Trust 2003-11 FA,
6.429%, (SOFR30A +
1.114%),
09/25/2032 7,364
0.0
1,553
(2)
Fannie Mae REMIC
Trust 2003-116 FA,
5.829%, (SOFR30A +
0.514%),
11/25/2033 1,543
0.0
9,828
(7)
Fannie Mae REMIC
Trust 2003-13 IO,
7.000%,
03/25/2033 1,787
0.0
9,510
(7)
Fannie Mae REMIC
Trust 2003-26 IK,
7.000%,
04/25/2033 1,741
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
188,918
(2)(7)
Fannie Mae REMIC
Trust 2004-
56 SE, 2.121%,
(-1.000*SOFR30A +
7.436%),
10/25/2033 $ 16,326
0.0
11,526
(2)
Fannie Mae REMIC
Trust 2005-
25 PS, 4.271%,
(-1.000*SOFR30A +
27.656%),
04/25/2035 12,648
0.0
3,903
(2)(7)
Fannie Mae REMIC
Trust 2005-
40 SB, 1.321%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 130
0.0
1,099  Fannie Mae REMIC
Trust 2005-71 DB,
4.500%,
08/25/2025 1,084
0.0
67,331
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 2.282%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 61,749
0.1
168,292
(2)
Fannie Mae REMIC
Trust 2005-
87 SB, 3.925%,
(-1.000*SOFR30A +
23.414%),
10/25/2035 162,926
0.2
82,561
(2)
Fannie Mae REMIC
Trust 2006-
104 ES, 6.303%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 98,801
0.1
6,879
(2)
Fannie Mae REMIC
Trust 2006-
11 PS, 4.659%,
(-1.000*SOFR30A +
24.147%),
03/25/2036 7,522
0.0
13,825
(2)
Fannie Mae REMIC
Trust 2006-
46 SW, 4.292%,
(-1.000*SOFR30A +
23.779%),
06/25/2036 13,722
0.0
3,326,792
(2)(7)
Fannie Mae REMIC
Trust 2006-
51 SA, 1.141%,
(-1.000*SOFR30A +
6.456%),
06/25/2036 217,436
0.2
28,469
(2)(7)
Fannie Mae REMIC
Trust 2006-
90 SX, 1.801%,
(-1.000*SOFR30A +
7.116%),
09/25/2036 1,756
0.0
3,533,321
(2)(7)
Fannie Mae REMIC
Trust 2007-
116 DI, 0.511%,
(-1.000*SOFR30A +
5.826%),
01/25/2038 209,972
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
24,735
(2)(7)
Fannie Mae REMIC
Trust 2007-
88 XI, 1.111%,
(-1.000*SOFR30A +
6.426%),
06/25/2037 $ 1,841
0.0
184,439
(2)(7)
Fannie Mae REMIC
Trust 2007-
89 SB, 1.121%,
(-1.000*SOFR30A +
6.436%),
09/25/2037 11,341
0.0
609,852
(2)(7)
Fannie Mae REMIC
Trust 2007-
94 SG, 1.021%,
(-1.000*SOFR30A +
6.336%),
10/25/2037 45,389
0.0
248,774
(2)
Fannie Mae REMIC
Trust 2010-
109 SN, 0.890%,
(-1.000*SOFR30A +
24.428%),
10/25/2040 213,942
0.2
27,575  Fannie Mae REMIC
Trust 2010-155 PL,
5.000%,
07/25/2040 26,853
0.0
1,298,664
(2)(7)
Fannie Mae REMIC
Trust 2011-
55 SK, 1.131%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 109,401
0.1
937,162
(2)(7)
Fannie Mae REMIC
Trust 2011-
86 NS, 0.521%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 47,220
0.0
229,040
(2)(7)
Fannie Mae REMIC
Trust 2012-
10 US, 1.021%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 20,621
0.0
395,270
(7)
Fannie Mae REMIC
Trust 2012-110 JI,
4.000%,
06/25/2042 55,689
0.1
1,178,100
(2)(7)
Fannie Mae REMIC
Trust 2012-
133 PS, 0.771%,
(-1.000*SOFR30A +
6.086%),
03/25/2042 56,696
0.1
1,643,537
(7)
Fannie Mae REMIC
Trust 2012-138 DI,
3.000%,
12/25/2027 51,751
0.1
989,607
(2)(7)
Fannie Mae REMIC
Trust 2012-
144 SB, 0.671%,
(-1.000*SOFR30A +
5.986%),
01/25/2043 83,067
0.1
482,632
(2)(7)
Fannie Mae REMIC
Trust 2012-
27 SB, 0.551%,
(-1.000*SOFR30A +
5.866%),
11/25/2041 16,296
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
591,087
(7)
Fannie Mae REMIC
Trust 2013-64 LI,
3.000%,
06/25/2033 $ 50,672
0.0
8,155,454
(2)(7)
Fannie Mae REMIC
Trust 2019-
15 SA, 0.571%,
(-1.000*SOFR30A +
5.886%),
04/25/2049 664,449
0.6
14,051,168
(7)
Fannie Mae REMIC
Trust 2021-4 IN,
2.500%,
02/25/2051 1,736,525
1.6
306  Freddie Mac REMIC
Trust 1674 Z,
6.750%,
02/15/2024 305
0.0
6,832  Freddie Mac REMIC
Trust 1897 K,
7.000%,
09/15/2026 6,817
0.0
2,356
(7)
Freddie Mac REMIC
Trust 2035 PE,
7.000%,
03/15/2028 226
0.0
14,245
(7)
Freddie Mac REMIC
Trust 2049 PL,
7.000%,
04/15/2028 1,455
0.0
7,073
(2)
Freddie Mac REMIC
Trust 2122 F,
5.878%, (SOFR30A +
0.564%),
02/15/2029 7,023
0.0
13,412
(2)(7)
Freddie Mac
REMIC Trust
2134 SB, 2.272%,
(-1.000*SOFR30A +
7.586%),
03/15/2029 362
0.0
21,028
(2)(7)
Freddie Mac
REMIC Trust
2136 SG, 2.222%,
(-1.000*SOFR30A +
7.536%),
03/15/2029 903
0.0
23,147
(2)(7)
Freddie Mac
REMIC Trust
2177 SB, 3.522%,
(-1.000*SOFR30A +
8.836%),
08/15/2029 1,140
0.0
4,373
(2)
Freddie Mac REMIC
Trust 2344 FP,
6.378%, (SOFR30A +
1.064%),
08/15/2031 4,412
0.0
1,860
(2)
Freddie Mac REMIC
Trust 2412 GF,
6.378%, (SOFR30A +
1.064%),
02/15/2032 1,874
0.0
13,483  Freddie Mac REMIC
Trust 2415 ZA,
6.500%,
02/15/2032 13,716
0.0
2,452
(2)
Freddie Mac REMIC
Trust 2464 FI,
6.428%, (SOFR30A +
1.114%),
02/15/2032 2,465
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
2,515
(2)
Freddie Mac REMIC
Trust 2470 LF,
6.428%, (SOFR30A +
1.114%),
02/15/2032 $ 2,537
0.0
3,503
(2)
Freddie Mac REMIC
Trust 2471 FD,
6.428%, (SOFR30A +
1.114%),
03/15/2032 3,534
0.0
2,848
(2)
Freddie Mac REMIC
Trust 2504 FP,
5.928%, (SOFR30A +
0.614%),
03/15/2032 2,822
0.0
9,732
(2)
Freddie Mac REMIC
Trust 2551 LF,
5.928%, (SOFR30A +
0.614%),
01/15/2033 9,684
0.0
125,917  Freddie Mac REMIC
Trust 2750 XG,
5.000%,
02/15/2034 123,308
0.1
108,522  Freddie Mac REMIC
Trust 2890 PE,
5.000%,
11/15/2034 106,261
0.1
22,039
(2)
Freddie Mac
REMIC Trust
3001 HT, 8.000%,
(-1.000*SOFR30A +
43.903%),
05/15/2035 22,053
0.0
16,406
(2)(7)
Freddie Mac
REMIC Trust
3004 SB, 0.722%,
(-1.000*SOFR30A +
6.036%),
07/15/2035 421
0.0
5,126
(2)
Freddie Mac
REMIC Trust
3025 SJ, 4.848%,
(-1.000*SOFR30A +
24.330%),
08/15/2035 5,657
0.0
424,103
(2)(7)
Freddie Mac
REMIC Trust
3223 S, 0.522%,
(-1.000*SOFR30A +
5.836%),
10/15/2036 21,425
0.0
3,021,228
(2)(7)
Freddie Mac
REMIC Trust
3502 DL, 0.572%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 201,787
0.2
892,035
(2)(7)
Freddie Mac
REMIC Trust
3505 SA, 0.572%,
(-1.000*SOFR30A +
5.886%),
01/15/2039 53,322
0.1
5,687,829
(2)(7)
Freddie Mac
REMIC Trust
3582 SL, 0.722%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 392,858
0.4
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
968,253
(2)(7)
Freddie Mac
REMIC Trust
3702 S, 9.646%,
(-1.000*SOFR30A +
4.336%),
05/15/2036 $ 19,681
0.0
390,294
(2)(7)
Freddie Mac
REMIC Trust
3925 SD, 0.622%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 8,001
0.0
382,033
(7)
Freddie Mac REMIC
Trust 4120 IK,
3.000%,
10/15/2032 32,259
0.0
406,437
(2)(7)
Freddie Mac
REMIC Trust 4136
SW, 0.822%,
(-1.000*SOFR30A +
6.136%),
11/15/2032 16,134
0.0
267,299
(7)
Freddie Mac REMIC
Trust 4161 CI,
4.000%,
02/15/2043 37,470
0.0
3,748,683
(7)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 609,422
0.6
279,169
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 M2, 8.529%,
(SOFR30A + 3.214%),
03/25/2050 288,131
0.3
500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 7.165%,
(SOFR30A + 1.850%),
01/25/2042 494,150
0.5
300,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.715%,
(SOFR30A + 2.400%),
02/25/2042 302,093
0.3
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.565%,
(SOFR30A + 5.250%),
03/25/2042 633,171
0.6
147,816
(2)
Ginnie Mae 2007-
8 SP, 4.412%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 160,819
0.2
706,278
(2)(7)
Ginnie Mae 2010-
68 MS, 0.411%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 46,014
0.0
463,582
(2)(7)
Ginnie Mae 2012-
97 SC, 1.255%,
(-1.000*TSFR1M +
6.586%),
07/16/2041 22,756
0.0
6,621,851
(2)(7)
Ginnie Mae 2014-
133 BS, 0.161%,
(-1.000*TSFR1M +
5.486%),
09/20/2044 388,983
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
87,656
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 5.854%,
(TSFR1M + 0.534%),
04/25/2036 $ 74,234
0.1
10,224
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ2 A1,
4.000%,
11/25/2049 9,329
0.0
8,928
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2019-PJ3 A1,
3.500%,
03/25/2050 8,048
0.0
459,572
(1)(2)
GS Mortgage-Backed
Securities Corp.
Trust 2020-PJ3 B1A,
3.424%,
10/25/2050 367,619
0.3
180,717
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 132,994
0.1
380,126
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 293,277
0.3
555,303
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ2 A16, 5.500%,
05/25/2053 539,524
0.5
4,556
(2)
GSR Mortgage Loan
Trust 2005-AR6 1A4,
4.982%,
09/25/2035 4,484
0.0
330,319
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
5.854%, (TSFR1M +
0.534%),
04/25/2046 289,796
0.3
367,202
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 291,079
0.3
902,175
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A3A,
5.000%,
07/25/2053 839,206
0.8
411,372
(2)
JP Morgan Mortgage
Trust 2005-A4 B1,
4.797%,
07/25/2035 375,018
0.3
26,188
(2)
JP Morgan Mortgage
Trust 2007-A1 7A1,
4.524%,
07/25/2035 24,506
0.0
237,538
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.756%,
08/25/2047 206,677
0.2
173,980
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 148,372
0.1
36,313
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 31,031
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
305
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2
A18, 4.000%,
12/25/2049 $ 304
0.0
5,681
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3
A15, 3.500%,
03/25/2050 5,475
0.0
118,445
(2)
Lehman XS Trust
Series 2005-5N 1A2,
5.794%, (TSFR1M +
0.474%),
11/25/2035 113,177
0.1
29,997
(2)
MASTR Adjustable
Rate Mortgages Trust
2006-2 1A1, 4.650%,
04/25/2036 27,947
0.0
200,000
(1)(2)
Mill City Mortgage
Loan Trust 2017-
2 M2, 3.250%,
07/25/2059 181,373
0.2
151,487
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-
2 A9, 2.500%,
05/25/2051 111,483
0.1
1,195,454
(2)(7)
RALI Series Trust
2006-QO1 X2,
1.092%,
02/25/2046 54,028
0.1
4,976
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 4,466
0.0
2,933,082
(2)(7)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X,
1.410%,
08/25/2045 2,601
0.0
20,478
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
3.946%,
10/25/2036 18,305
0.0
71,063
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.435%,
08/25/2046 62,337
0.1
155,747
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.907%,
12/25/2036 136,601
0.1
36,489
(2)
Wells Fargo
Alternative Loan
Trust 2007-PA2 2A1,
5.864%, (TSFR1M +
0.544%),
06/25/2037 29,320
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
94,396
(1)(2)
WinWater Mortgage
Loan Trust 2015-
5 B4, 3.752%,
08/20/2045 $ 82,042
0.1
13,792,510
12.7
Total Collateralized
Mortgage Obligations
(Cost $18,594,286)
13,793,845
12.7
MUTUAL FUNDS : 10.9%
United States : 10.9%
454,200
(8)
Voya VACS Series
EMCD Fund
3,710,811
3.4
320,384
(8)
Voya VACS Series
EMHCD Fund
3,133,358
2.9
503,309
(8)
Voya VACS Series
HYB Fund
4,972,689
4.6
11,816,858
10.9
Total Mutual Funds
(Cost $12,712,831)
11,816,858
10.9
ASSET-BACKED SECURITIES : 10.3%
Cayman Islands : 10.0%
700,000
(1)(2)
AGL CLO 11 Ltd.
2021-11A AJ, 6.920%,
(TSFR3M + 1.612%),
04/15/2034 694,540
0.6
600,000
(1)(2)
Allegro CLO IV
Ltd. 2016-1A CR2,
7.570%, (TSFR3M +
2.262%),
01/15/2030 593,638
0.5
500,000
(1)(2)
AMMC CLO 16 Ltd.
2015-16A CR2,
7.523%, (TSFR3M +
2.212%),
04/14/2029 500,700
0.5
350,000
(1)(2)
Ares XXVIIIR CLO
Ltd. 2018-28RA A2,
6.970%, (TSFR3M +
1.662%),
10/17/2030 346,610
0.3
500,000
(1)(2)
Barings Clo Ltd.
2019-4A C, 8.370%,
(TSFR3M + 3.062%),
01/15/2033 501,216
0.5
412,500
(1)(2)
BlueMountain CLO
Ltd. 2013-2A CR,
7.557%, (TSFR3M +
2.212%),
10/22/2030 407,533
0.4
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.570%, (TSFR3M
+ 2.262%),
04/15/2034 244,932
0.2
250,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.982%, (TSFR3M
+ 1.662%),
04/19/2034 244,504
0.2
500,000
(1)(2)
Carlyle Global Market
Strategies CLO Ltd.
2016-1A A1R2,
6.728%, (TSFR3M +
1.402%),
04/20/2034 497,191
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
250,000
(1)(2)
Carlyle US Clo
Ltd. 2017-2A AJR,
6.988%, (TSFR3M +
1.662%),
07/20/2031 $ 247,326
0.2
250,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
7.020%, (TSFR3M +
1.712%),
10/17/2034 246,776
0.2
400,000
(1)(2)
CIFC Funding Ltd.
2013-1A BR, 7.970%,
(TSFR3M + 2.662%),
07/16/2030 394,571
0.4
500,000
(1)(2)
CIFC Funding Ltd.
2020-2A AR, 6.758%,
(TSFR3M + 1.432%),
10/20/2034 497,151
0.5
500,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.420%, (TSFR3M +
2.112%),
10/15/2030 494,013
0.4
400,000
(1)(2)
Galaxy XXI CLO
Ltd. 2015-21A CR,
7.338%, (TSFR3M +
2.012%),
04/20/2031 391,588
0.4
250,000
(1)(2)
Madison Park Funding
XXVII Ltd. 2018-27A
B, 7.388%, (TSFR3M
+ 2.062%),
04/20/2030 246,931
0.2
400,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-31A
C, 7.757%, (TSFR3M
+ 2.412%),
01/23/2031 396,860
0.4
250,000
(1)(2)
Marble Point CLO XIV
Ltd. 2018-2A A1R,
6.868%, (TSFR3M +
1.542%),
01/20/2032 248,753
0.2
500,000
(1)(2)
OCP CLO Ltd. 2014-
5A BR, 7.412%,
(TSFR3M + 2.062%),
04/26/2031 483,396
0.4
550,000
(1)(2)
Octagon Investment
Partners 31 Ltd.
2017-1A CR, 7.638%,
(TSFR3M + 2.312%),
07/20/2030 547,209
0.5
350,000
(1)(2)
Octagon Investment
Partners 32 Ltd.
2017-1A A2R,
6.770%, (TSFR3M +
1.462%),
07/15/2029 346,326
0.3
250,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.472%, (TSFR3M +
2.162%),
01/18/2034 248,582
0.2
500,000
(1)(2)
Palmer Square CLO
Ltd. 2023-1A C,
8.576%, (TSFR3M +
3.250%),
01/20/2036 503,779
0.5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
440,000
(1)(2)
Shackleton CLO
Ltd. 2019-15A CR,
7.720%, (TSFR3M +
2.412%),
01/15/2032 $ 427,582
0.4
500,000
(1)(2)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
6.798%, (TSFR3M +
1.472%),
07/20/2032 496,529
0.5
400,000
(1)(2)
Sound Point Clo XV
Ltd. 2017-1A CR,
7.657%, (TSFR3M +
2.312%),
01/23/2029 400,993
0.4
250,000
(1)(2)
THL Credit Wind River
CLO Ltd. 2013-
2A CR, 7.572%,
(TSFR3M + 2.262%),
10/18/2030 248,370
0.2
10,897,599
10.0
Jersey : 0.2%
250,000
(1)(2)
Invesco US CLO Ltd.
2023-1A C, 8.520%,
(TSFR3M + 3.650%),
04/22/2035 251,401
0.2
United States : 0.1%
209,107
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 4.589%,
03/25/2036 98,392
0.1
Total Asset-Backed
Securities
(Cost $11,352,942)
11,247,392
10.3
COMMERCIAL MORTGAGE-BACKED SECURITIES : 10.1%
United States : 10.1%
5,699,400
(2)(7)
BANK 2017-
BNK5 XA, 1.084%,
06/15/2060 145,539
0.1
900,000
(1)(2)
BANK 2017-BNK6 E,
2.769%,
07/15/2060 414,437
0.4
1,948,000
(1)(2)(7)
BANK 2017-
BNK6 XE, 1.500%,
07/15/2060 89,509
0.1
950,683
(2)(7)
BANK 2019-
BN16 XA, 1.102%,
02/15/2052 37,589
0.0
8,866,130
(2)(7)
BANK 2019-
BN21 XA, 0.959%,
10/17/2052 339,839
0.3
8,020,000
(1)(2)(7)
BBCCRE Trust 2015-
GTP XA, 0.749%,
08/10/2033 79,271
0.1
210,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 87,358
0.1
1,142,400
(2)(7)
Benchmark Mortgage
Trust 2019-B9 XA,
1.183%,
03/15/2052 47,944
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
2,971,909
(2)(7)
Benchmark Mortgage
Trust 2020-B18 XA,
1.912%,
07/15/2053 $ 200,175
0.2
226,061
(1)(2)
BX 2021-MFM1 D,
6.946%, (TSFR1M +
1.614%),
01/15/2034 220,972
0.2
335,255
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.617%,
(TSFR1M + 2.285%),
10/15/2036 321,133
0.3
625,000
(1)(2)
BX Trust 2021-ARIA
C, 7.092%, (TSFR1M
+ 1.760%),
10/15/2036 603,281
0.5
450,000
(1)(2)
BX Trust 2021-
LBA EJV, 7.447%,
(TSFR1M + 2.114%),
02/15/2036 430,754
0.4
275,000
(1)(2)
BX Trust 2021-LGCY
D, 6.748%, (TSFR1M
+ 1.416%),
10/15/2036 265,476
0.2
525,000
(1)(2)
BX Trust 2021-SDMF
D, 6.833%, (TSFR1M
+ 1.501%),
09/15/2034 507,166
0.5
1,517,972
(2)(7)
CD Mortgage Trust
2016-CD1 XA,
1.497%,
08/10/2049 40,591
0.0
625,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 4.097%,
07/10/2049 526,926
0.5
2,681,397
(2)(7)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.172%,
10/12/2050 82,612
0.1
86,717
(1)(2)
COMM Mortgage
Trust 2013-CR10 E,
4.508%,
08/10/2046 74,360
0.1
9,907,898
(2)(7)
COMM Mortgage
Trust 2014-CR16 XA,
1.093%,
04/10/2047 23,458
0.0
3,566,461
(2)(7)
COMM Mortgage
Trust 2016-CR28 XA,
0.752%,
02/10/2049 43,278
0.0
6,945,423
(1)(2)(7)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.931%,
10/05/2030 51,559
0.0
500,000  CSAIL Commercial
Mortgage Trust 2021-
C20 A3, 2.805%,
03/15/2054 401,215
0.4
4,062,249
(2)(7)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K122 X1,
0.970%,
11/25/2030 186,577
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
2,053,458
(2)(7)
Freddie Mac
Multifamily Structured
Pass Through
Certificates K-1517
X1, 1.436%,
07/25/2035 $ 193,644
0.2
2,109,000
(7)
Freddie Mac
Multifamily Structured
Pass Through
Certificates KL06
XFX, 1.467%,
12/25/2029 127,570
0.1
163,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 122,003
0.1
238,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.021%,
11/27/2050 181,212
0.2
92,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 83,672
0.1
95,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 81,470
0.1
113,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 80,272
0.1
92,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 82,319
0.1
75,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 67,913
0.1
95,000
(1)(9)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 80,192
0.1
171,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
BK78, 2.420%,
09/27/2051 124,592
0.1
130,000
(1)(9)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 114,580
0.1
159,000
(1)(9)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 138,463
0.1
129,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.030%,
09/27/2051 109,923
0.1
109,000
(1)(9)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 67,218
0.1
130,000
(1)(9)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 113,783
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
129,000
(1)(9)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 $ 105,801
0.1
500,000
(1)(2)
Great Wolf Trust
2019-WOLF C,
7.079%, (TSFR1M +
1.747%),
12/15/2036 494,390
0.4
2,216,937
(2)(7)
GS Mortgage
Securities Trust 2017-
GS6 XA, 1.156%,
05/10/2050 64,311
0.0
410,000
(1)(2)
GS Mortgage
Securities Trust 2019-
GC40 DBD, 3.668%,
07/10/2052 400,007
0.4
310,000
(1)(2)
GS Mortgage
Securities Trust 2019-
GC40 DBE, 3.668%,
07/10/2052 302,052
0.3
5,097,950
(2)(7)
GS Mortgage
Securities Trust 2019-
GC42 XA, 0.927%,
09/10/2052 173,099
0.2
859,351
(2)(7)
GS Mortgage
Securities Trust 2020-
GC47 XA, 1.243%,
05/12/2053 47,172
0.0
275,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
NYAH E, 7.287%,
(TSFR1M + 1.954%),
06/15/2038 238,173
0.2
2,227,951
(1)(2)(7)
LSTAR Commercial
Mortgage Trust
2017-5 X, 0.956%,
03/10/2050 37,902
0.0
597,134
(1)(2)
Med Trust 2021-
MDLN D, 7.446%,
(TSFR1M + 2.114%),
11/15/2038 573,774
0.5
18,750,000
(1)(2)(7)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014
C19 2014-C19 XB,
0.578%,
12/15/2047 91,359
0.1
1,700,644
(7)
Morgan Stanley
Capital I Trust 2021-
L5 XA, 1.415%,
05/15/2054 106,194
0.1
90,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 72,794
0.1
80,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.440%,
11/08/2049 65,454
0.1
110,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.290%,
03/01/2050 88,535
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
30,000
(1)(9)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 $ 23,269
0.0
30,000
(1)(9)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 22,048
0.0
750,000
(1)(2)
SMRT 2022-MINI B,
6.683%, (TSFR1M +
1.350%),
01/15/2039 730,276
0.7
5,866,659
(2)(7)
UBS Commercial
Mortgage Trust 2018-
C9 XA, 1.078%,
03/15/2051 193,230
0.2
250,000
(1)(2)
WFRBS Commercial
Mortgage Trust 2013-
C14 D, 3.964%,
06/15/2046 124,375
0.1
5,208,115
(2)(7)
WFRBS Commercial
Mortgage Trust 2014-
C19 XA, 1.110%,
03/15/2047 5,699
0.0
10,949,759
10.1
Total Commercial
Mortgage-Backed
Securities
(Cost $11,883,325)
10,949,759
10.1
U.S. TREASURY OBLIGATIONS : 3.9%
United States Treasury Bonds : 0.7%
25,200
3.250
%,
05/15/2042 20,087
0.0
113,000
3.625
%,
05/15/2053 93,587
0.1
678,000
(3)
4.375
%,
08/15/2043 632,659
0.6
746,333
0.7
United States Treasury Notes : 3.2%
64,400
2.750
%,
08/15/2032 55,776
0.0
697,400
3.875
%,
08/15/2033 659,043
0.6
8,000
4.125
%,
08/31/2030 7,766
0.0
381,600
4.375
%,
08/31/2028 377,844
0.3
1,499,000
4.500
%,
09/30/2028 1,500,054
1.4
602,000
4.625
%,
09/15/2026 599,084
0.6
278,100
(3)
5.000
%,
08/31/2025 277,557
0.3
3,477,124
3.2
Total U.S. Treasury
Obligations
(Cost $4,278,945)
4,223,457
3.9
RIGHTS : 0.0%
United States : 0.0%
4,988
(6)(10)
Resolute Forest
Products, Inc.
7,083
0.0
Total Rights
(Cost $–)
7,083
0.0
COMMON STOCK : 0.0%
United States : 0.0%
2,149
(3)(6)
AMERICAN MEDIA
OP R/B/R
—
—
18
(11)
Ingevity Corp.
857
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States: (continued)
120
Westrock Co.
$ 4,296
0.0
5,153
0.0
Total Common Stock
(Cost $69,392)
5,153
0.0
PURCHASED OPTIONS
(12)
: 0.0%
Total Purchased
Options
(Cost $116,445)
40,871
0.0
Total Long-Term
Investments
(Cost $123,490,158)
111,445,382
102.5
SHORT-TERM INVESTMENTS : 7.9%
Commercial Paper : 4.3%
500,000  American Electric
Power Co., Inc.,
5.950
%,
01/22/2024 490,873
0.5
800,000  Dominion Energy, Inc.,
5.780
%,
10/31/2023 796,094
0.7
500,000  Dominion Energy, Inc.,
5.810
%,
10/25/2023 498,019
0.5
500,000
EIDP Inc.,
6.130
%,
10/11/2023 499,081
0.5
500,000  Entergy Corp.,
5.910
%,
10/18/2023 498,547
0.5
1,000,000
Exelon Corp.,
8.250
%,
10/02/2023 999,548
0.9
800,000  Mondelez
International, Inc.,
8.250
%,
10/02/2023 799,638
0.7
Total Commercial
Paper
(Cost $4,583,089)
4,581,800
4.3
Repurchase Agreements : 3.0%
1,000,000
(13)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,000,443,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,020,000, due
08/01/28-07/01/53)
1,000,000
0.9

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
269,507
(13)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $269,624,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market
Value plus accrued
interest $274,897, due
08/05/25-05/20/72)
$ 269,507
0.3
1,000,000
(13)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,000,438,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
10/31/23-02/15/53)
1,000,000
0.9
1,000,000
(13)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,000,439,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,020,000, due
10/02/23)
1,000,000
0.9
Total Repurchase
Agreements
(Cost $3,269,507)
3,269,507
3.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.6%
703,000
(14)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
$ 703,000
0.6
Total Short-Term
Investments
(Cost $8,555,596)
8,554,307
7.9
Total Investments in
Securities
(Cost $132,045,754) $ 119,999,689 110.4
Liabilities in Excess
of Other Assets (11,355,709) (10.4)
Net Assets $ 108,643,980 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(3)
Security, or a portion of the security, is on loan.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)
Investment in affiliate.
(9)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2023, the Fund held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(11)
Non-income producing security.
(12)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)
Rate shown is the 7-day yield as of September 30, 2023.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY China Yuan

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
CZK Czech Koruna
EUR EU Euro
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
PLN Polish Zloty
THB Thai Baht
ZAR South African Rand
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0012M 12-month LIBOR
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 17.8%
U.S. Government Agency Obligations 16.2
Collateralized Mortgage Obligations 12.7
Mutual Funds 10.9
Asset-Backed Securities 10.3
Commercial Mortgage-Backed Securities 10.1
Financial 7.7
U.S. Treasury Obligations 3.9
Utilities 3.1
Consumer, Non-cyclical 2.7
Energy 2.2
Industrial 1.4
Technology 1.2
Communications 1.1
Consumer, Cyclical 1.0
Basic Materials 0.2
Rights 0.0
Materials 0.0
Common Stock 0.0
Purchased Options 0.0
Short-Term Investments 7.9
Liabilities in Excess of Other Assets (10.4)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 22,397,688 $ — $ 22,397,688
Sovereign Bonds — 19,400,241 — 19,400,241
U.S. Government Agency Obligations — 17,563,035 — 17,563,035
Collateralized Mortgage Obligations — 13,792,510 1,335 13,793,845
Mutual Funds 11,816,858 — — 11,816,858
Asset-Backed Securities — 11,247,392 — 11,247,392
Commercial Mortgage-Backed Securities — 10,949,759 — 10,949,759
U.S. Treasury Obligations — 4,223,457 — 4,223,457
Purchased Options — 40,871 — 40,871
Rights — — 7,083 7,083
Common Stock 5,153 — — 5,153
Short-Term Investments 703,000 7,851,307 — 8,554,307
Total Investments, at fair value $ 12,525,011 $ 107,466,260 $ 8,418 $ 119,999,689
Other Financial Instruments+
Centrally Cleared Interest Rate Swap — 1,854,016 — 1,854,016
Forward Foreign Currency Contracts — 274,037 — 274,037
Forward Premium Swaptions — 175,772 — 175,772
Futures 125,230 — — 125,230
Total Assets $ 12,650,241 $ 109,770,085 $ 8,418 $ 122,428,744
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swap $ — $ (1,185,593) $ — $ (1,185,593)
Forward Foreign Currency Contracts — (145,629) — (145,629)
Forward Premium Swaptions — (241,530) — (241,530)
Futures (388,026) — — (388,026)
Written Options — (228,618) — (228,618)
Total Liabilities $ (388,026) $ (1,801,370) $ — $ (2,189,396)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Hard
Currency Debt Fund - Class P
$ 3,049,289 $ 14,752 $ (3,933,161) $ 869,120 $ — $ 23,757 $ (862,815) $ —
Voya High Yield Bond Fund - Class
P
4,695,049 26,758 (5,495,937) 774,130 — 50,131 (724,864) —
Voya VACS Series EMCD Fund
3,578,481 151,590 — (19,260) 3,710,811 151,592 — —
Voya VACS Series EMHCD Fund
— 3,204,273 — (70,915) 3,133,358 124,924 — —

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series HYB Fund
$ — $ 5,034,158 $ — $ (61,469) $ 4,972,689 $ 239,708 $ — $ —
$ 11,322,819 $ 8,431,531 $ (9,429,098) $ 1,491,606 $ 11,816,858 $ 590,112 $ (1,587,679) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, Voya Global Bond Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Resolute Forest Products, Inc. 3/1/2023 $ — $ 7,083
$ — $ 7,083
At September 30, 2023, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
NZD 3,594,043 USD 2,134,643 Bank of America N.A. 11/17/23 $ 19,491
USD 353,463 CAD 476,892 Bank of America N.A. 11/17/23 2,130
EUR 856,564 USD 905,771 Bank of America N.A. 11/17/23 1,591
USD 691,464 NZD 1,159,725 Bank of America N.A. 11/17/23 (3,631)
USD 1,280,759 MYR 5,925,177 Barclays Bank PLC 10/06/23 18,261
USD 157,222 THB 5,542,988 Barclays Bank PLC 10/06/23 4,955
EUR 19,677,207 USD 20,742,098 Barclays Bank PLC 11/17/23 102,079
CAD 411,679 USD 304,722 Barclays Bank PLC 11/17/23 (1,432)
JPY 1,934,444,914 USD 13,051,526 Barclays Bank PLC 11/17/23 (7,260)
CAD 4,413,328 USD 3,270,234 Barclays Bank PLC 11/17/23 (18,874)
MXN 19,228,685 USD 1,089,624 BNP Paribas 10/06/23 13,153
MXN 1,622,215 USD 93,092 BNP Paribas 10/06/23 (57)
SGD 343,577 USD 253,652 BNP Paribas 10/06/23 (2,281)
USD 1,006,589 MXN 17,834,175 BNP Paribas 10/06/23 (16,212)
GBP 747,471 USD 907,015 BNP Paribas 11/17/23 5,213
SEK 4,897,505 USD 445,385 BNP Paribas 11/17/23 3,735
EUR 1,446,642 USD 1,529,800 BNP Paribas 11/17/23 2,636
USD 1,336,013 EUR 1,260,595 BNP Paribas 11/17/23 657
AUD 526,389 USD 338,551 BNP Paribas 11/17/23 431
USD 395,997 AUD 614,464 BNP Paribas 11/17/23 297
USD 381,375 GBP 312,776 BNP Paribas 11/17/23 (342)
USD 260,621 NOK 2,791,763 BNP Paribas 11/17/23 (706)
USD 169,313 NOK 1,817,908 BNP Paribas 11/17/23 (855)
NZD 2,777,722 USD 1,668,900 BNP Paribas 11/17/23 (4,038)
USD 858,464 SEK 9,466,134 BNP Paribas 11/17/23 (9,617)
HUF 29,109,883 USD 81,542 Brown Brothers Harriman & Co. 10/06/23 (2,552)
USD 1,021,671 CNY 7,436,892 Brown Brothers Harriman & Co. 10/13/23 (1,445)
DKK 1,526,805 USD 215,942 Brown Brothers Harriman & Co. 11/17/23 1,018
USD 1,192,506 MXN 20,443,014 Citibank N.A. 10/06/23 20,087
COP 451,325,458 USD 108,011 Citibank N.A. 10/06/23 2,505
MXN 5,768,509 USD 334,704 Citibank N.A. 10/06/23 (3,876)
USD 835,654 JPY 123,816,160 Citibank N.A. 11/17/23 742
CHF 632,329 USD 693,622 Citibank N.A. 11/17/23 614
USD 244,457 CAD 331,323 Citibank N.A. 11/17/23 366
ILS 446,061 USD 117,695 Deutsche Bank AG 10/06/23 (734)
USD 1,131,607 BRL 5,677,353 Goldman Sachs International 10/06/23 2,625
KRW 1,770,337,965 USD 1,321,232 Goldman Sachs International 10/06/23 (9,378)
USD 1,905,777 CAD 2,572,761 Goldman Sachs International 11/17/23 10,388
SEK 16,437,127 USD 1,505,565 Goldman Sachs International 11/17/23 1,783
CHF 749,791 USD 822,756 Goldman Sachs International 11/17/23 441
NOK 1,310,197 USD 122,222 Goldman Sachs International 11/17/23 421
USD 825,989 EUR 779,821 Goldman Sachs International 11/17/23 (80)
NZD 1,526,432 USD 915,091 Goldman Sachs International 11/17/23 (206)
CAD 305,807 USD 226,384 Goldman Sachs International 11/17/23 (1,092)
CLP 50,202,943 USD 57,726 JPMorgan Chase Bank N.A. 10/06/23 (1,246)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
RON 360,146 USD 79,055 JPMorgan Chase Bank N.A. 10/06/23 $ (2,511)
USD 1,020,514 ZAR 19,564,755 JPMorgan Chase Bank N.A. 10/06/23 (12,535)
USD 3,117 CZK 69,078 Morgan Stanley Capital Services LLC 10/06/23 123
PLN 122,866 USD 29,784 Morgan Stanley Capital Services LLC 10/06/23 (1,662)
EUR 1,114,327 USD 1,173,414 Morgan Stanley Capital Services LLC 11/17/23 6,999
CHF 1,338,533 USD 1,467,449 Morgan Stanley Capital Services LLC 11/17/23 2,128
USD 768,917 NOK 8,195,517 Morgan Stanley Capital Services LLC 11/17/23 1,763
USD 647,619 SEK 7,053,271 Morgan Stanley Capital Services LLC 11/17/23 807
USD 428,983 CAD 581,432 Morgan Stanley Capital Services LLC 11/17/23 634
USD 1,881,247 JPY 278,963,030 Morgan Stanley Capital Services LLC 11/17/23 156
USD 313,631 NZD 525,935 Morgan Stanley Capital Services LLC 11/17/23 (1,594)
CHF 1,459,662 USD 1,604,187 Morgan Stanley Capital Services LLC 11/17/23 (1,622)
USD 663,602 NZD 1,123,819 Morgan Stanley Capital Services LLC 11/17/23 (9,973)
USD 3,122,761 CHF 2,853,957 Morgan Stanley Capital Services LLC 11/17/23 (10,603)
USD 1,435,187 NZD 2,425,023 Morgan Stanley Capital Services LLC 11/17/23 (18,281)
GBP 4,502,011 USD 5,469,378 Standard Chartered Bank 11/17/23 24,966
AUD 3,376,544 USD 2,158,306 Standard Chartered Bank 11/17/23 16,104
EUR 299,681 USD 314,985 Standard Chartered Bank 11/17/23 2,469
AUD 199,002 USD 126,384 Standard Chartered Bank 11/17/23 1,769
USD 408,144 AUD 633,315 Standard Chartered Bank 11/17/23 305
JPY 19,615,314 USD 132,087 Standard Chartered Bank 11/17/23 183
USD 98,767 GBP 80,919 Standard Chartered Bank 11/17/23 12
USD 115,318 CHF 105,716 Standard Chartered Bank 11/17/23 (747)
HKD 379,429 USD 48,506 UBS AG 10/06/23 (50)
IDR 318,581,556 USD 20,747 UBS AG 10/06/23 (137)
$ 128,408
At September 30, 2023, the following futures contracts were outstanding for Voya Global Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 3-Year Bond 16 12/15/23 $ 1,083,667 $ (8,085)
Australia 10-Year Bond 4 12/15/23 287,972 (7,557)
Canada 10-Year Bond 19 12/18/23 1,610,506 (44,812)
Euro-Bobl 5-Year 53 12/07/23 6,485,965 (56,791)
Euro-Bund 2 12/07/23 272,009 (5,013)
Euro-Buxl 30-year German Government Bond 8 12/07/23 1,034,921 (59,572)
Euro-OAT 40 12/07/23 5,210,128 (107,920)
Euro-Schatz 58 12/07/23 6,438,040 (19,781)
Japan 10-Year Bond (TSE) 1 12/13/23 970,021 (7,676)
Japanese Government Bonds 10-Year Mini 30 12/12/23 2,910,867 (22,462)
Long Gilt 17 12/27/23 1,953,050 (771)
Long-Term Euro-BTP 12 12/07/23 1,392,145 (47,303)
U.S. Treasury 2-Year Note 22 12/29/23 4,459,641 1,595
U.S. Treasury 10-Year Note 1 12/19/23 108,063 (283)
$ 34,216,995 $ (386,431)
Short Contracts:
U.S. Treasury 5-Year Note (64) 12/29/23 (6,743,000) 57,315
U.S. Treasury Ultra 10-Year Note (32) 12/19/23 (3,570,000) 57,601
U.S. Treasury Ultra Long Bond (1) 12/19/23 (118,687) 8,719
$ (10,431,687) $ 123,635
At September 30, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Overnight Brazil Interbank Deposit Annual 10.850 % Annual 01/02/25 BRL 20,997,771 $ — $ —

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Sterling Overnight Index Average Annual 1.649 % Annual 04/14/52 GBP 800,000 $ (410,428) $ (410,428)
Pay 1-day Sterling Overnight Index Average Annual 4.760 Annual 05/25/25 GBP 900,000 (8,969) (8,969)
Pay 1-day Overnight Tokyo Average Rate Annual 0.410 Annual 06/20/29 JPY 50,000,000 (4,316) (4,316)
Pay 1-day Overnight Tokyo Average Rate Annual 0.978 Annual 06/28/52 JPY 57,000,000 (49,766) (49,766)
Pay 1-day Overnight Tokyo Average Rate Annual 0.574 Annual 06/10/37 JPY 90,000,000 (47,269) (47,269)
Pay 1-day Overnight Tokyo Average Rate Annual 0.826 Annual 05/20/47 JPY 250,000,000 (228,410) (228,410)
Pay 1-day Overnight Tokyo Average Rate Annual 0.664 Annual 07/15/37 JPY 330,000,000 (150,196) (150,196)
Pay 1-day Overnight Tokyo Average Rate Annual 0.150 Annual 06/20/24 JPY 1,500,000,000 9,695 9,695
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 Monthly 07/20/28 MXN 25,690,000 (67,242) (67,242)
Pay 1-day Secured Overnight Financing Rate Annual 3.759 Annual 08/11/33 USD 307,000 (4,143) (4,191)
Pay 1-day Secured Overnight Financing Rate Annual 4.603 Annual 09/05/25 USD 887,000 375 375
Pay 1-day Secured Overnight Financing Rate Annual 3.058 Annual 05/08/29 USD 900,000 (54,401) (54,190)
Pay 1-day Secured Overnight Financing Rate Annual 3.105 Annual 08/08/32 USD 1,870,000 (151,480) (159,140)
Receive 1-day Sterling Overnight Index Average Annual 5.187 Annual 09/30/52 GBP 70,000 7,815 7,815
Receive 1-day Overnight Tokyo Average Rate Annual 0.025 Annual 06/10/24 JPY 260,000,000 (146) (146)
Receive 1-day Secured Overnight Financing Rate Annual 4.805 Annual 02/20/25 USD 589,000 2,066 2,066
Receive 1-day Secured Overnight Financing Rate Annual 4.875 Annual 02/20/25 USD 799,000 2,274 2,274
Receive 1-day Secured Overnight Financing Rate Annual 4.807 Annual 06/20/25 USD 799,000 10 10
Receive 1-day Secured Overnight Financing Rate Annual 4.561 Annual 09/05/25 USD 871,000 (35) (35)
Receive 1-day Secured Overnight Financing Rate Annual 4.601 Annual 06/20/25 USD 925,000 1,778 1,778
Receive 1-day Secured Overnight Financing Rate Annual 4.975 Annual 02/20/25 USD 950,000 1,803 1,803
Receive 1-day Secured Overnight Financing Rate Annual 4.667 Annual 06/20/25 USD 1,009,000 1,320 1,320
Receive 1-day Secured Overnight Financing Rate Annual 5.061 Annual 02/20/25 USD 1,018,000 1,104 1,104
Receive 1-day Secured Overnight Financing Rate Annual 4.884 Annual 02/20/25 USD 1,076,000 2,977 2,977
Receive 1-day Secured Overnight Financing Rate Annual 4.073 Annual 02/20/25 USD 1,093,000 11,403 11,403
Receive 1-day Secured Overnight Financing Rate Annual 4.986 Annual 02/20/25 USD 1,150,000 2,072 2,072
Receive 1-day Secured Overnight Financing Rate Annual 4.657 Annual 09/05/25 USD 1,291,000 (1,202) (1,202)
Receive 1-day Secured Overnight Financing Rate Annual 4.745 Annual 06/20/25 USD 1,346,000 787 787
Receive 1-day Secured Overnight Financing Rate Annual 4.551 Annual 09/09/25 USD 1,371,000 (93) (93)
Receive 1-day Secured Overnight Financing Rate Annual 4.464 Annual 02/20/25 USD 1,489,000 10,038 10,038
Receive 1-day Secured Overnight Financing Rate Annual 3.559 Annual 02/20/25 USD 1,724,000 26,358 26,358
Receive 1-day Secured Overnight Financing Rate Annual 4.586 Annual 02/20/25 USD 1,766,000 9,860 9,860
Receive 1-day Secured Overnight Financing Rate Annual 4.756 Annual 02/20/25 USD 1,850,000 7,348 7,348
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 01/24/29 USD 2,000,000 263,970 263,970
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 09/26/32 USD 2,000,000 119,759 119,759
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 06/09/33 USD 2,000,000 124,379 124,379
Receive 1-day Secured Overnight Financing Rate Annual 4.668 Annual 06/20/25 USD 2,103,000 2,737 2,738
Receive 1-day Secured Overnight Financing Rate Annual 4.784 Annual 02/20/25 USD 2,187,000 8,126 8,126
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 05/03/27 USD 2,250,000 72,195 72,148
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 05/08/30 USD 2,300,000 157,718 157,522
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 06/14/27 USD 3,000,000 157,025 157,025
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 03/08/28 USD 3,600,000 178,017 178,706
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 05/03/25 USD 3,750,000 57,527 57,468
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 03/24/24 USD 5,000,000 81,116 81,116
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 02/17/24 USD 8,000,000 121,698 121,698
Receive 1-day Secured Overnight Financing Rate Annual 5.310 Annual 05/03/26 USD 17,000,000 410,478 410,278
$ 675,732 $ 668,423
At September 30, 2023, the following OTC purchased foreign currency options were outstanding for Voya Global Bond
Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call BRL vs. Put USD Bank of America N.A. 10/11/23 4.850 USD 1,194,000 $ 10,790 $ 607
Call CAD vs. Put USD Barclays Bank PLC 07/25/24 1.313 USD 1,223,000 27,431 11,639
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 JPY 747,500 37,076 2,063
Call USD vs. Put CNH Standard Chartered Bank 11/16/23 7.400 USD 1,189,000 8,775 2,900
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 877,800 15,625 11,831
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 877,800 16,748 11,831
$ 116,445 $ 40,871

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
At September 30, 2023, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call BRL vs. Put USD Bank of America N.A. 10/11/23 4.700 USD 1,791,000 $ 4,965 $ (52)
Call USD vs. Put CNH Standard Chartered Bank 11/16/23 7.600 USD 1,189,000 3,127 (413)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 877,800 24,859 (19,160)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 877,800 24,052 (19,160)
$ 57,003 $ (38,785)
At September 30, 2023, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 1-Year Interest
Rate Swap
(1)
Barclays Bank PLC Pay 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 4,205,000 $ 19,785 $ (1,842)
Call on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 8,410,000 36,604 (703)
Put on 1-Year Interest
Rate Swap
(2)
Barclays Bank PLC Receive 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 4,205,000 19,785 (44,459)
Put on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 8,410,000 36,604 (142,829)
$ 112,778 $ (189,833)
At September 30, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond
Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 1,307,000 $ (898,092) $ (10,042)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 3,070,500 (293,300) (35,270)
$ (1,191,392) $ (45,312)
At September 30, 2023, the following OTC written forward premium swaptions were outstanding for Voya Global Bond
Portfolio:
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 4.150% Pay
1-day Secured Overnight
Financing Rate 09/03/24 USD 4,033,000 $ 22,585 $ 8,734
Call on 1-Year Interest
Rate Swap BNP Paribas 4.150% Pay
1-day Secured Overnight
Financing Rate 09/03/24 USD 8,066,000 62,508 17,372
Call on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Pay
1-day Secured Overnight
Financing Rate 06/17/24 USD 13,416,000 76,505 50,077
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Pay
1-day Secured Overnight
Financing Rate 06/14/24 USD 13,416,000 76,807 60,610
Call on 5-Year Interest
Rate Swap Bank of America N.A. 4.160% Pay
1-day Secured Overnight
Financing Rate 09/28/28 USD 1,357,000 60,251 801
Call on 5-Year Interest
Rate Swap Barclays Bank PLC 3.858% Pay
1-day Secured Overnight
Financing Rate 08/21/28 USD 3,474,000 153,551 22,381
Call on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.525% Pay
1-day Secured Overnight
Financing Rate 08/08/28 USD 1,357,000 57,469 14,548
Put on 1-Year Interest
Rate Swap Bank of America N.A. 4.150% Receive
1-day Secured Overnight
Financing Rate 09/03/24 USD 4,033,000 22,585 (8,494)
Put on 1-Year Interest
Rate Swap BNP Paribas 4.150% Receive
1-day Secured Overnight
Financing Rate 09/03/24 USD 8,066,000 45,068 (17,084)
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Receive
1-day Secured Overnight
Financing Rate 06/17/24 USD 13,416,000 76,505 (66,186)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Receive
1-day Secured Overnight
Financing Rate 06/14/24 USD 13,416,000 (81,995) (73,478)
Put on 2-Year Interest
Rate Swap
Goldman Sachs
International 3.400% Receive 6-month EUR-EURIBOR 08/29/25 EUR 2,420,000 21,985 (748)

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Global Bond Portfolio
Description Counterparty
Exercise
Rate
(3)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(4)
Unrealized
Appreciation/
(Depreciation)
Put on 5-Year Interest
Rate Swap Bank of America N.A. 4.160% Receive
1-day Secured Overnight
Financing Rate 09/28/28 USD 1,357,000 $ 60,251 $ 1,249
Put on 5-Year Interest
Rate Swap Barclays Bank PLC 3.858% Receive
1-day Secured Overnight
Financing Rate 08/21/28 USD 3,474,000 153,551 (14,127)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.525% Receive
1-day Secured Overnight
Financing Rate 08/08/28 USD 1,357,000 57,469 (16,101)
$ 865,095 $ (20,446)
(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
ILS
—
Israeli New Shekel
Currency Abbreviations:
JPY
—
Japanese Yen
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 667,674
Gross Unrealized Depreciation (12,713,739)
Net Unrealized Depreciation $ (12,046,065)